NOTES PAYABLE (Details Textuals) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 19, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Promissory Notes		$ 48,000,000		$ 48,000,000		$ 37,000,000	$ 370,000
Proceeds from note issuance				100,000	$ 300,000	340,000	$ 350,000
Loss on extinguishment of debt				(32,500)		(406,833)
Notes Payable, Current, Total						370,000	$ 370,000
Amortization of Debt Discount (Premium)				220,417	256,198
Beneficial conversion				4,154		325,855
Interest expense, including Amortization of debt discount		97,484	$ 88,343	271,366	$ 296,837	532,230	$ 67,246
February 2014 Debenture [Member]
Promissory Notes		$ 33,000,000		$ 33,000,000		$ 330,000
Debt Instrument, Interest Rate, Effective Percentage		10.00%		10.00%		10.00%
Less: Debt discount, net of accretion		$ 30,000		$ 30,000		$ 30,000
Warrants To Purchase For Issuance Of Common Stock		250,000		250,000		250,000
Debt Instrument, Convertible, Conversion Price		$ 0.40		$ 0.40		$ .40
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed				125.00%		125.00%
Amortization of Debt Discount (Premium)				$ 30,000		$ 30,000
Warrant exercise price		$ 0.50		$ 0.50		$ .30
Fair value, warrants		$ 96,533		$ 96,533		$ 96,533
Additional warrants issued						250,000
Beneficial conversion				179,032		$ 179,032
Aug 2014 Debenture [Member]
Promissory Notes		$ 4,000,000		$ 4,000,000		$ 4,000,000
Debt Instrument, Interest Rate, Effective Percentage		8.00%		8.00%		8.00%
Jan 2012 Debenture [Member]
Promissory Notes							$ 20,000
Stock issued						475,032		16,580
January 2013 Debenture [Member]
Promissory Notes						$ 37,000,000	20,000
Jan 2013 Debenture [Member]
Promissory Notes
January2013DebentureMember
Stock issued	190,304
January Fifteen 2013 LOC [Member]
Stock issued				1,190,411		1,190,411
Dec 2013 Debenture [Member]
Promissory Notes		$ 11,000,000		$ 11,000,000			$ 350,000
Debt Instrument, Interest Rate, Effective Percentage							8.00%
Stock issued						1,900,000
Loss on extinguishment of debt						$ (406,833)
Fair value, warrants							$ 779,000
February 2014 Debunture [Member]
Promissory Notes						33,000,000
Warrant exercise price							$ .50
September 2014 Debenture [Member]
Promissory Notes						9,222,200
Proceeds from note issuance				$ 50,000		$ 50,000
Debt Instrument, Interest Rate, Effective Percentage		41.00%		41.00%		41.00%
Stock issued				230,000
Less: Debt discount, net of accretion		$ 42,000		$ 42,000		$ 42,000
Debt Instrument, Convertible, Conversion Price		$ 0.40		$ 0.40		$ .40
Beneficial conversion				$ 37,400		$ 37,400
Convertible Notes Payable [Member]
Interest expense, including Amortization of debt discount		$ 43,642		$ 184,379		$ 100	$ 316,800